Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Beginning Balance	$ 20,127	$ 14,655
Acquisitions	2,455	5,565
Other	(5,643)	(93)
Ending Balance	16,939	20,127
Productivity and Business Processes
Goodwill [Line Items]
Beginning Balance	6,116	6,057
Acquisitions	376	56
Other	(183)	3
Ending Balance	6,309	6,116
Intelligent Cloud
Goodwill [Line Items]
Beginning Balance	4,631	4,580
Acquisitions	291	51
Other	(5)	0
Ending Balance	4,917	4,631
More Personal Computing
Goodwill [Line Items]
Beginning Balance	9,380	4,018
Acquisitions	1,788	5,458
Other	(5,455)	(96)
Ending Balance	$ 5,713	$ 9,380